Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Federal deferred income tax assets:
Net unrealized losses on fixed-maturity securities	$ 742.9	$ 0.0
Unearned premiums reserve	719.2	642.7
Loss and loss adjustment expense reserves	239.9	224.3
Non-deductible accruals	225.9	220.8
Software development costs	37.8	0.0
Operating lease liabilities	28.8	37.9
Investment basis differences	17.0	19.1
Hedges on forecasted transactions	3.8	4.0
Other	12.7	7.2
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(387.3)	(811.1)
Deferred acquisition costs	(324.3)	(284.7)
Property and equipment	(97.0)	(94.6)
Operating lease assets	(28.8)	(37.9)
Loss and loss adjustment expense reserve transition adjustment	(24.1)	(32.3)
Intangible assets	(11.1)	(16.9)
Prepaid expenses	(6.5)	(6.8)
Net unrealized gains on fixed-maturity securities	0.0	(15.0)
Other	(17.4)	(9.6)
Net federal deferred income taxes	1,131.5	0.0
Net federal deferred income taxes	0.0	(152.9)
Deferred Tax Assets, State Taxes	42.2	16.3
Deferred Tax Liabilities, State Taxes	0.0	(1.5)
Deferred Tax Assets, Net	$ 1,173.7
Deferred Tax Liabilities, Net		$ (138.1)